Employee Benefits and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefits and Other Expenses (Tables) [Abstract]
Changes in the Projected Benefit Obligation of Pension Benefits and the Accumulated Benefit Obligation of Other Benefits and Fair Value of Plan Assets

	December 31,
	2011			2010
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$10,337	693	1,398	10,038	681	1,401
Service cost	6	1	13	5	-	13
Interest cost	520	34	71	554	37	78
Plan participants’ contributions	-	-	88	-	-	74
Actuarial loss (gain)	501	33	(105)	386	46	(5)
Benefits paid	(726)	(70)	(161)	(652)	(71)	(147)
Curtailment	(3)	-	-	-	-	-
Amendments	-	-	-	2	-	-
Liability transfer	-	-	-	-	-	(17)
Foreign exchange impact	(1)	-	-	4	-	1
Benefit obligation at end of year	10,634	691	1,304	10,337	693	1,398
Change in plan assets:
Fair value of plan assets at beginning of year	9,639	-	697	9,112	-	376
Actual return on plan assets	139	-	10	1,163	-	33
Employer contribution	10	70	6	12	71	361
Plan participants’ contributions	-	-	88	-	-	74
Benefits paid	(726)	(70)	(161)	(652)	(71)	(147)
Foreign exchange impact	(1)	-	-	4	-	-
Fair value of plan assets at end of year	9,061	-	640	9,639	-	697
Funded status at end of year	$(1,573)	(691)	(664)	(698)	(693)	(701)
Amounts recognized in the balance sheet at end of year:
Liabilities	$(1,573)	(691)	(664)	(698)	(693)	(701)

Pension Plans Information with Benefit Obligations in Excess of Plan Assets

	December 31,
(in millions)	2011	2010
Projected benefit obligation	$11,325	11,030
Accumulated benefit obligation	11,321	11,019
Fair value of plan assets	9,061	9,639

Components of Net Periodic Benefit Cost

	Year ended December 31,
	2011			2010			2009
	Pension benefits			Pension benefits			Pension benefits
		Non-	Other		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits	Qualified	qualified	benefits
Service cost	$6	1	13	5	-	13	210	8	13
Interest cost	520	34	71	554	37	78	595	43	83
Expected return on plan assets	(759)	-	(41)	(717)	-	(29)	(643)	-	(29)
Amortization of net actuarial loss	86	6	-	105	3	1	194	2	3
Amortization of prior service cost	-	-	(3)	-	-	(4)	-	(1)	(3)
Settlement Loss	4	3	-	-	-	-	-	-	-
Curtailment loss (gain)	-	-	-	3	-	(4)	(32)	(33)	-
Net periodic benefit cost	(143)	44	40	(50)	40	55	324	19	67
Other changes in plan assets
and benefit obligations
recognized in other
comprehensive income:
Net actuarial loss (gain)	1,120	33	(74)	(59)	46	(9)	(346)	25	99
Amortization of net actuarial loss	(86)	(6)	-	(105)	(3)	(1)	(194)	(2)	(3)
Prior service cost	-	-	-	2	-	-	-	-	-
Amortization of prior service cost	-	-	3	-	-	4	-	1	3
Settlement	(4)	(3)	-	-	-	-	-	-	-
Curtailment	(3)	-	-	(3)	-	4	32	33	-
Net gain on amendment	-	-	-	-	-	-	-	-	(54)
Translation adjustments	(1)	-	-	-	-	-	3	-	2
Total recognized in other
comprehensive income	1,026	24	(71)	(165)	43	(2)	(505)	57	47
Total recognized in net periodic
benefit cost and other
comprehensive income	$883	68	(31)	(215)	83	53	(181)	76	114

Amounts Recognized in Accumulated Other Comprehensive Income

	December 31,
	2011			2010
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits
Net actuarial loss	$2,699	137	61	1,672	113	135
Net prior service credit	-	-	(27)	-	-	(30)
Net transition obligation	-	-	1	-	-	1
Translation adjustments	-	-	-	1	-	-
Total	$2,699	137	35	1,673	113	106

Weighted Average Assumptions for Determining Net Periodic Benefit Cost

	December 31,
	2011		2010		2009
	Pension	Other	Pension	Other	Pension	Other
	benefits (1)	benefits	benefits (1)	benefits	benefits (1)	benefits
Discount rate (2)	5.25%	5.25	5.75	5.75	7.42	6.75
Expected return on plan assets	8.25	6.00	8.25	8.25	8.75	8.75
Rate of compensation increase	-	-	-	-	4.0	-

(1)       Includes both qualified and nonqualified pension benefits.

(2)       Due to the freeze of the Wells Fargo qualified and supplemental Cash Balance Plans and the Wachovia Corporation Pension Plan, the discount rate for the 2009 pension benefits was the weighted average of 6.75% from January through April and 7.75% from May through December.

Future Benefits Expected to be Paid Under the Pension and Other Benefit Plans

	Pension benefits		Other benefits
		Non-	Future	Subsidy
(in millions)	Qualified	qualified	benefits	receipts
Year ended
December 31,
2012	$788	73	102	14
2013	768	70	105	14
2014	749	67	107	15
2015	746	63	110	10
2016	742	63	111	10
2017-2021	3,455	286	548	49

Balances of Pension Plan and Other Benefits Plan Assets Measured at Fair Value

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2011
Cash and cash equivalents	$-	432	-	432	180	33	-	213
Long duration fixed income(1)	376	2,229	1	2,606	13	74	-	87
Intermediate (core) fixed income (2)	88	380	6	474	4	60	-	64
High-yield fixed income	10	366	1	377	-	12	-	12
International fixed income	147	184	-	331	5	6	-	11
Domestic large-cap stocks (3)	1,163	600	2	1,765	39	31	-	70
Domestic mid-cap stocks	364	183	-	547	12	21	-	33
Domestic small-cap stocks (4)	281	10	-	291	9	17	-	26
International stocks (5)	570	349	1	920	19	40	-	59
Emerging market stocks	-	574	-	574	-	19	-	19
Real estate/timber (6)	102	-	355	457	3	-	12	15
Multi-strategy hedge funds (7)	-	-	251	251	-	-	8	8
Private equity	-	-	129	129	-	-	4	4
Other	-	29	46	75	1	1	23	25
Total plan investments	$3,101	5,336	792	9,229	285	314	47	646
Payable upon return of securities loaned				(145)				(5)
Net receivables (payables)				(23)				(1)
Total plan assets				$9,061				640
December 31, 2010
Cash and cash equivalents	$47	488	-	535	220	34	-	254
Intermediate (core) fixed income (2)	297	1,964	10	2,271	10	109	-	119
High-yield fixed income	1	406	1	408	-	14	-	14
International fixed income	-	263	-	263	-	8	-	8
Specialty fixed income	-	95	-	95	-	3	-	3
Domestic large-cap stocks (3)	1,323	867	4	2,194	43	40	-	83
Domestic mid-cap stocks	263	129	-	392	9	20	-	29
Domestic small-cap stocks (4)	851	37	-	888	28	20	-	48
International stocks (5)	948	403	6	1,357	31	46	-	77
Emerging market stocks	-	700	-	700	-	23	-	23
Real estate/timber (6)	105	-	360	465	3	-	12	15
Multi-strategy hedge funds (7)	-	-	313	313	-	-	10	10
Private equity	-	-	112	112	-	-	4	4
Other	-	31	41	72	1	1	22	24
Total plan investments	$3,835	5,383	847	10,065	345	318	48	711
Payable upon return of securities loaned				(145)				(5)
Net receivables (payables)				(281)				(9)
Total plan assets				$9,639				697

(1)       This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds. Investments in this category were made beginning in 2011.

(2)       This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)       This category covers a broad range of investment styles, both active and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across nine unique investment strategies. For December 31, 2011 and 2010, respectively, approximately 34% and 33% of the assets within this category are passively managed to popular mainstream market indexes including the Standard & Poor's 500 Index; excluding the allocation to the S&P 500 Index strategy, no single investment manager represents more than 2.5% of total plan assets.

(4)       This category consists of a highly diversified combination of four distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are primarily spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.

(5)       This category includes assets diversified across eight unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(6)       This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).

(7)       This category consists of several investment strategies diversified over 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.

Changes in Level Three Pension Plan and Other Benefit Plan Assets Measured at Fair Value

				Purchases,
				sales,
	Balance			issuances	Transfers	Balance
	beginning	Gains (losses)		and	into	end of
(in millions)	of year	Realized	Unrealized (1)	settlements (net)	Level 3	year
Year ended December 31, 2011
Pension plan assets
Long duration fixed income	$-	-	-	1	-	1
Intermediate (core) fixed income	10	-	1	(5)	-	6
High-yield fixed income	1	-	-	-	-	1
Domestic large-cap stocks	4	-	(1)	(1)	-	2
International stocks	6	-	(1)	(4)	-	1
Real estate/timber	360	10	22	(37)	-	355
Multi-strategy hedge funds	313	5	(3)	(64)	-	251
Private equity	112	1	16	-	-	129
Other	41	4	-	1	-	46
	$847	20	34	(109)	-	792
Other benefits plan assets
Real estate/timber	$12	-	-	-	-	12
Multi-strategy hedge funds	10	-	-	(2)	-	8
Private equity	4	-	-	-	-	4
Other	22	-	-	1	-	23
	$48	-	-	(1)	-	47
Year ended December 31, 2010
Pension plan assets
Intermediate (core) fixed income	$9	-	2	(3)	2	10
High-yield fixed income	-	-	-	1	-	1
Domestic large-cap stocks	5	-	1	(2)	-	4
International stocks	1	-	2	3	-	6
Real estate/timber	353	(6)	8	5	-	360
Multi-strategy hedge funds	339	6	12	(44)	-	313
Private equity	83	1	10	18	-	112
Other	46	9	(1)	(13)	-	41
	$836	10	34	(35)	2	847
Other benefits plan assets
Real estate/timber	$4	(7)	10	5	-	12
Multi-strategy hedge funds	5	(1)	(3)	9	-	10
Private equity	2	-	1	1	-	4
Other	21	(1)	-	2	-	22
	$32	(9)	8	17	-	48

(1)       All unrealized gains (losses) relate to instruments held at period end.

Expenses Not Otherwise Shown Separately in Financial Statements

	Year ended December 31,
(in millions)	2011	2010	2009
Outside professional services	$2,692	2,370	1,982
Contract services	1,407	1,642	1,088
Foreclosed assets	1,354	1,537	1,071
Operating losses	1,261	1,258	875
Outside data processing	935	1,046	1,027
Postage, stationery and supplies	942	944	933
Insurance	515	464	845